SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos and BIPC Holdings and the partnership’s subsidiaries other than the Fincos and BIPC Holdings:

For the year ended December 31, 2024 US$ MILLIONS	Our partnership(2)	The Fincos	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$21,039	$21,039
Net income (loss) attributable to partnership(1)	57	—	34	357	(57)	391
For the year ended December 31, 2023
Revenues	$—	$—	$—	$—	$17,931	$17,931
Net income (loss) attributable to partnership(1)	102	—	775	(343)	(102)	432
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$14,427	$14,427
Net income (loss) attributable to partnership(1)	101	—	—	407	(101)	407
As at December 31, 2024
Current assets	$—	$—	$—	$—	$9,607	$9,607
Non-current assets	5,915	—	4,962	8,530	75,576	94,983
Current liabilities	—	—	—	—	10,903	10,903
Non-current liabilities	—	3,392	815	—	59,627	63,834
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,926	1,926
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,355	1,355
Exchangeable units(5)	—	—	—	—	62	62
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	20,568	20,568
Preferred unitholders	—	—	—	—	918	918
As at December 31, 2023
Current assets	$—	$—	$—	$—	$7,979	$7,979
Non-current assets	6,532	—	4,183	10,124	71,966	92,805
Current liabilities	—	—	—	216	11,489	11,705
Non-current liabilities	—	3,700	36	—	51,327	55,063
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	2,190	2,190
BIPC exchangeable shares	—	—	—	—	1,533	1,533
Exchangeable units(5)	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	23,661	23,661
Preferred unitholders	—	—	—	—	918	918
(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited and Brookfield Infrastructure LLC (“BI LLC”) under the equity method except for Brookfield Infrastructure US Holdings I Corporation’s (“US Holdco”) investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the notes issued after July 27, 2023. For the years ended December 31, 2024, and 2023, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.